CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net allowance, available for sale maturities, for expected credit losses	$ 1.0	$ 2.9
Fixed income securities, available for sale amortized cost	4,861.1	4,330.0
Fixed income securities, trading, amortized cost	1,207.7	1,527.0
Short term investments available for sale, amortized cost	261.9	93.6
Short-term investments, trading, amortized cost	1.0	2.1
Catastrophe Bonds, Fair Value Disclosure	1.0	1.6
Privately-held investments, available for sale, amortized cost	24.0	14.7
Privately-held investments, cost, trading at fair value	288.0	494.9
Unpaid losses recoverable from reinsurers (net of allowance for expected credit losses of 2024: $27.5 and 2023: $3.7)	27.5	3.7
Premium Receivable, Allowance for Credit Loss	24.6	21.0
Fixed income securities, trading	1,199.9	1,485.7
Privately-held Investments	286.8	475.0
Privately-held Investments, available for sale, at fair value	24.2	14.9
Other Investments	267.2	209.3
Restricted cash	181.9	323.2
Accrued expenses and other payables	237.2	214.4
Asset Management Arrangement
Accrued expenses and other payables	4.0	2.1
Management Consulting Agreement
Accrued expenses and other payables	1.3	1.2
Fair Value, Recurring [Member] | CLOs
Fixed income securities, AFS , RP	14.0	0.0
Fixed income securities, trading	74.9	129.8
Fair Value, Recurring [Member] | Apollo originating partnership
Privately-held Investments	73.6	112.4
Privately-held Investments, available for sale, at fair value	0.0	14.9
Fair Value, Recurring [Member] | Funds managed by Apollo
Other Investments	$ 78.6	$ 39.8